SHARE CAPITAL (Tables)	12 Months Ended
Aug. 31, 2025
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of Share Options	Average Exercise Price in CAD
Options outstanding at August 31, 2023	4,793,837	$3.17
Granted	589,950	$1.52
Forfeited	(937,000)	$6.25
Exercised	(647,169)	$2.61
	Number of Share Options	Average Exercise Price in CAD
Options outstanding at August 31, 2024	3,799,618	$2.21
Granted	467,520	$1.93
Exercised	(622,618)	$1.81
Options outstanding at August 31, 2025	3,644,520	$2.21

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Number Outstanding at August 31, 2025	Number Exercisable at August 31, 2025	Exercise Price i n CAD	Average Remaining Contractual Life (Years)
99,000	99,000	$ 3.90	0.94
42,000	42,000	$ 3.40	1.06
21,000	21,000	$ 2.52	1.50
1,113,000	742,000	$ 2.37	2.09
1,120,000	1,120,000	$ 2.32	1.29
200,000	50,000	$ 2.28	2.69
467,520	-	$ 1.93	4.09
582,000	188,700	$ 1.52	3.09
3,644,520	2,262,700		2.25

Disclosure of assumptions used in valuing stock options granted [Table Text Block]
Period ended	August 31, 2025	August 31, 2024
Risk-free interest rate	2.72%	4.48%
Expected life of options	4.1 years	4.1 years
Annualized volatility[1]	77%	79%
Forfeiture rate	0.4%	0.9%
Dividend rate	0.0%	0.0%
[1]The Company uses its historical volatility as the basis for the expected volatility assumption in the Black Scholes option pricing model.